NOTE 21 - SEGMENT REPORTING	6 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
NOTE 21 - SEGMENT REPORTING

NOTE 21 - SEGMENT REPORTING

We classify our operations into two main business lines: (1) Solar Thermal Energy, and (2) Oil and Gas. This segmentation best describes our business activities and how we assess our performance. Information about the nature of these segment services, geographic operating areas and customers is described in the Company’s 2010 Annual Report. Summarized financial information by business segment for the three months ending June 30, 2012 is presented below. All segment revenues were derived from external customers. As more fully disclosed in the Company’s fiscal year 2011 Annual Report, we had no operations in these business segments until our acquisitions of Arctic Solar Engineering, LLC on February 4, 2011 (Solar Thermal Energy), and the beginning operations of Energy Producers, Inc. (Oil and Gas).

For the six months ending June 30, 2012,

	Discontinued Operations	Solar Thermal Energy	Oil & Gas	All Other (a)	Totals
Revenues	31,604		31,604		63,208
Depreciation & amortization	47,868		81,693		129,561
Income (loss) from operations	(271,536)	34,376	(305,913)	(1,617,191)	(2,160,264)
Interest expense		463		844,527	844,990
Segment assets	177,136	210	2,047,053	349,644	2,574,043

For the six months ending June 30, 2012,

The following are reconciliations of reportable segment revenues, results of operations, assets and other significant items to the Company’s consolidated totals (amounts stated in thousands):

Six Months Ended June 30, 2012
Net revenues:
Total for reportable segments	63,208
Corporate	—
63,208
Depreciation and amortization:
Total for reportable segments	129,561
Corporate	—
129,561
Income (loss) from operations:
Total for reportable segments	(543,073)
Corporate	(1,617,191)
(2,160,264)
Interest expense:
Total for reportable segments	463
Corporate	844,527
844,590
Segment assets:
Total for reportable segments	2,224,399
Corporate	349,644
2,574,043